Equity-Based Compensation Plans And Employee Benefit Plans (Expense Related To Equity-Based Compensation Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	$ 6,821	$ 18,671	$ 11,019
Supply and logistics operating costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	485	4,524	2,707
Marine Transportation Operating Costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	626	586	190
Refinery servies operating costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	(62)	1,978	1,427
Pipeline operating costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	(52)	510	247
General and administrative expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	$ 5,824	$ 11,073	$ 6,448